UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21735

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.9%

Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)	17,122	$2,173,467
Honeywell International, Inc.	64,422	7,218,485
Northrop Grumman Corp.	25,030	4,953,437
Rockwell Collins, Inc.	42,746	3,941,608
Textron, Inc.	15,478	564,328

		$18,851,325

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	14,000	$1,039,220
Expeditors International of Washington, Inc.	10,409	508,063

		$1,547,283

Airlines — 0.5%
Delta Air Lines, Inc.	20,000	$973,600
Southwest Airlines Co.	52,956	2,372,429
United Continental Holdings, Inc.(1)	20,000	1,197,200

		$4,543,229

Auto Components — 0.5%
Dana Holding Corp.	57,289	$807,202
Goodyear Tire & Rubber Co. (The)	19,777	652,246
Johnson Controls, Inc.	69,723	2,717,105

		$4,176,553

Automobiles — 0.1%
Ford Motor Co.	41,101	$554,864

		$554,864

Banks — 3.3%
Bank of America Corp.	165,000	$2,230,800
Fifth Third Bancorp	100,126	1,671,103
Huntington Bancshares, Inc.	179,679	1,714,138
JPMorgan Chase & Co.	132,867	7,868,384
KeyCorp	38,413	424,080
M&T Bank Corp.	7,453	827,283
People’s United Financial, Inc.	42,097	670,605
Regions Financial Corp.	643,924	5,054,803
SunTrust Banks, Inc.	49,905	1,800,572
Wells Fargo & Co.	131,947	6,380,957
Zions Bancorporation	37,204	900,709

		$29,543,434

Beverages — 1.6%
Coca-Cola Co. (The)	153,082	$7,101,474
Coca-Cola Enterprises, Inc.	21,105	1,070,867
PepsiCo, Inc.	56,435	5,783,459

		$13,955,800

Biotechnology — 6.1%
AbbVie, Inc.	6,412	$366,253
Amgen, Inc.	59,770	8,961,316
Baxalta, Inc.	36,730	1,483,892
Biogen, Inc.(1)	35,831	9,327,526
BioMarin Pharmaceutical, Inc.(1)	16,822	1,387,479
Celgene Corp.(1)	142,582	14,271,032
Gilead Sciences, Inc.	210,061	19,296,204

		$55,093,702

Security	Shares	Value
Building Products — 0.1%
Allegion PLC	10,516	$669,974

		$669,974

Capital Markets — 1.4%
Franklin Resources, Inc.	50,559	$1,974,329
Goldman Sachs Group, Inc. (The)	19,203	3,014,487
Invesco, Ltd.	78,614	2,418,953
Morgan Stanley	53,096	1,327,931
State Street Corp.	43,478	2,544,333
T. Rowe Price Group, Inc.	23,664	1,738,357

		$13,018,390

Chemicals — 1.5%
Air Products and Chemicals, Inc.	13,083	$1,884,606
Celanese Corp., Series A	10,077	660,044
E.I. du Pont de Nemours & Co.	47,601	3,014,095
PPG Industries, Inc.	74,100	8,261,409

		$13,820,154

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	16,835	$993,265

		$993,265

Communications Equipment — 2.2%
Brocade Communications Systems, Inc.	198,573	$2,100,902
Cisco Systems, Inc.	588,078	16,742,581
Harris Corp.	6,224	484,601

		$19,328,084

Consumer Finance — 1.0%
American Express Co.	50,565	$3,104,691
Capital One Financial Corp.	10,757	745,568
Discover Financial Services	102,596	5,224,188

		$9,074,447

Containers & Packaging — 0.2%
WestRock Co.	44,349	$1,730,941

		$1,730,941

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,892,510

		$1,892,510

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	19,434	$2,757,296
CME Group, Inc.	12,294	1,180,839
Intercontinental Exchange, Inc.	2,500	587,850
McGraw Hill Financial, Inc.	37,507	3,712,443
Moody’s Corp.	45,252	4,369,533

		$12,607,961

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	132,541	$5,191,631
CenturyLink, Inc.	18,430	589,023
Verizon Communications, Inc.	145,422	7,864,422

		$13,645,076

Electric Utilities — 0.7%
American Electric Power Co., Inc.	16,075	$1,067,380
Edison International	62,309	4,479,394
NextEra Energy, Inc.	10,000	1,183,400

		$6,730,174

Electronic Equipment, Instruments & Components — 0.0%(2)
Knowles Corp.(1)	16,848	$222,057

		$222,057

Security	Shares	Value
Energy Equipment & Services — 0.5%
Halliburton Co.	98,584	$3,521,420
Schlumberger, Ltd.	19,652	1,449,335

		$4,970,755

Food & Staples Retailing — 2.1%
CVS Health Corp.	88,422	$9,172,014
Kroger Co. (The)	75,174	2,875,406
Walgreens Boots Alliance, Inc.	81,602	6,874,152

		$18,921,572

Food Products — 2.2%
ConAgra Foods, Inc.	48,260	$2,153,361
Hershey Co. (The)	11,826	1,089,056
Hormel Foods Corp.	21,160	914,959
Kraft Heinz Co. (The)	91,520	7,189,811
Mondelez International, Inc., Class A	213,793	8,577,375

		$19,924,562

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	91,000	$3,806,530
Baxter International, Inc.	46,730	1,919,668
Edwards Lifesciences Corp.(1)	22,126	1,951,734
Intuitive Surgical, Inc.(1)	12,611	7,579,842
Medtronic PLC	5,903	442,725
Stryker Corp.	33,820	3,628,548

		$19,329,047

Health Care Providers & Services — 1.8%
Cigna Corp.	36,534	$5,013,926
DaVita HealthCare Partners, Inc.(1)	14,550	1,067,679
LifePoint Hospitals, Inc.(1)	29,979	2,076,046
McKesson Corp.	7,813	1,228,594
Patterson Cos., Inc.	14,063	654,351
UnitedHealth Group, Inc.	46,743	6,025,173

		$16,065,769

Hotels, Restaurants & Leisure — 2.1%
Marriott International, Inc., Class A	90,168	$6,418,158
McDonald’s Corp.	35,561	4,469,306
Starwood Hotels & Resorts Worldwide, Inc.	23,177	1,933,657
Yum! Brands, Inc.	72,349	5,921,766

		$18,742,887

Household Durables — 0.2%
Whirlpool Corp.	8,566	$1,544,792

		$1,544,792

Household Products — 1.0%
Clorox Co. (The)	39,829	$5,020,844
Colgate-Palmolive Co.	31,592	2,231,975
Procter & Gamble Co. (The)	22,314	1,836,665

		$9,089,484

Industrial Conglomerates — 1.1%
3M Co.	11,474	$1,911,913
General Electric Co.	241,040	7,662,661

		$9,574,574

Insurance — 1.6%
Aflac, Inc.	17,703	$1,117,767
Aon PLC	4,957	517,759
Chubb, Ltd.	35,393	4,217,076
Marsh & McLennan Cos., Inc.	15,767	958,476
Travelers Cos., Inc. (The)	43,848	5,117,500
Unum Group	70,698	2,185,982

		$14,114,560

Security	Shares	Value
Internet & Catalog Retail — 4.4%
Amazon.com, Inc.(1)	58,482	$34,717,255
Liberty Ventures, Series A(1)	19,075	746,214
Netflix, Inc.(1)	39,110	3,998,215

		$39,461,684

Internet Software & Services — 10.4%
Alphabet, Inc., Class A(1)	39,742	$30,319,172
Alphabet, Inc., Class C(1)	34,600	25,775,270
eBay, Inc.(1)	129,341	3,086,076
Facebook, Inc., Class A(1)	236,480	26,982,368
VeriSign, Inc.(1)	79,048	6,998,910

		$93,161,796

IT Services — 3.0%
Alliance Data Systems Corp.(1)	7,945	$1,747,900
Cognizant Technology Solutions Corp., Class A(1)	143,537	8,999,770
Fidelity National Information Services, Inc.	69,262	4,384,977
International Business Machines Corp.	21,832	3,306,457
MasterCard, Inc., Class A	38,080	3,598,560
Visa, Inc., Class A	63,696	4,871,470

		$26,909,134

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	23,065	$1,140,795

		$1,140,795

Machinery — 1.3%
Caterpillar, Inc.	11,120	$851,125
Dover Corp.	32,893	2,116,007
Ingersoll-Rand PLC	31,550	1,956,415
Parker-Hannifin Corp.	16,214	1,801,051
Stanley Black & Decker, Inc.	51,390	5,406,742

		$12,131,340

Marine — 0.1%
Kirby Corp.(1)	7,666	$462,183

		$462,183

Media — 4.9%
Cablevision Systems Corp.	24,042	$793,386
CBS Corp., Class B	88,076	4,852,107
Comcast Corp., Class A	368,923	22,533,817
Liberty Global PLC, LiLAC Class C(1)	15,164	574,412
Liberty Media Corp., Series A(1)	80,893	3,124,896
Walt Disney Co. (The)	121,119	12,028,328

		$43,906,946

Metals & Mining — 0.2%
Newmont Mining Corp.	25,563	$679,465
Nucor Corp.	23,005	1,088,136

		$1,767,601

Multi-Utilities — 1.0%
CMS Energy Corp.	192,280	$8,160,363
Public Service Enterprise Group, Inc.	11,756	554,178

		$8,714,541

Multiline Retail — 1.1%
Macy’s, Inc.	81,687	$3,601,580
Nordstrom, Inc.	28,152	1,610,576
Target Corp.	54,516	4,485,576

		$9,697,732

Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	15,000	$732,150
California Resources Corp.	2,280	2,349

Security	Shares	Value
Chevron Corp.	66,225	$6,317,865
EOG Resources, Inc.	32,900	2,387,882
Exxon Mobil Corp.	119,578	9,995,525
Kinder Morgan, Inc.	41,766	745,941
Murphy Oil Corp.	91,974	2,316,825
Occidental Petroleum Corp.	24,358	1,666,818
Phillips 66	57,101	4,944,375
Pioneer Natural Resources Co.	5,000	703,700
Williams Cos., Inc. (The)	48,359	777,129

		$30,590,559

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	72,774	$6,863,316

		$6,863,316

Pharmaceuticals — 3.5%
Allergan PLC(1)	7,086	$1,899,261
Bristol-Myers Squibb Co.	106,404	6,797,088
Eli Lilly & Co.	12,046	867,432
Johnson & Johnson	51,777	5,602,271
Mallinckrodt PLC(1)	3,225	197,628
Merck & Co., Inc.	158,250	8,373,007
Pfizer, Inc.	272,284	8,070,498

		$31,807,185

Professional Services — 0.5%
Equifax, Inc.	15,738	$1,798,696
Nielsen Holdings PLC	8,843	465,673
Robert Half International, Inc.	51,102	2,380,331

		$4,644,700

Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	17,730	$1,815,020
Apartment Investment & Management Co., Class A	35,696	1,492,807
Simon Property Group, Inc.	38,580	8,012,680

		$11,320,507

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	24,669	$710,961

		$710,961

Road & Rail — 0.6%
J.B. Hunt Transport Services, Inc.	7,328	$617,311
Kansas City Southern	4,645	396,915
Norfolk Southern Corp.	10,785	897,851
Ryder System, Inc.	12,392	802,754
Union Pacific Corp.	37,756	3,003,490

		$5,718,321

Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	56,522	$3,345,537
ASML Holding NV - NY Shares	16,394	1,645,794
Cypress Semiconductor Corp.	48,941	423,829
Intel Corp.	435,468	14,087,390
Microchip Technology, Inc.	30,000	1,446,000
NXP Semiconductors NV(1)	55,530	4,501,817
ON Semiconductor Corp.(1)	149,333	1,432,103
Qorvo, Inc.(1)	11,712	590,402
QUALCOMM, Inc.	243,978	12,477,035
Tessera Technologies, Inc.	28,424	881,144
Texas Instruments, Inc.	199,048	11,429,336

		$52,260,387

Software — 7.7%
Microsoft Corp.	946,851	$52,294,581
Oracle Corp.	259,569	10,618,968

Security	Shares	Value
Red Hat, Inc.(1)	28,914	$2,154,382
salesforce.com, inc.(1)	59,693	4,407,134

		$69,475,065

Specialty Retail — 1.8%
Advance Auto Parts, Inc.	26,636	$4,270,816
Best Buy Co., Inc.	28,506	924,735
Gap, Inc. (The)	35,268	1,036,879
Home Depot, Inc. (The)	58,008	7,740,008
Tiffany & Co.	28,579	2,097,127

		$16,069,565

Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	631,827	$68,862,825
Hewlett Packard Enterprise Co.	10,000	177,300

		$69,040,125

Textiles, Apparel & Luxury Goods — 1.1%
Michael Kors Holdings, Ltd.(1)	10,972	$624,965
NIKE, Inc., Class B	147,264	9,052,318

		$9,677,283

Tobacco — 1.2%
Altria Group, Inc.	27,194	$1,703,976
Philip Morris International, Inc.	87,820	8,616,020
Reynolds American, Inc.	10,436	525,035

		$10,845,031

Trading Companies & Distributors — 0.4%
Fastenal Co.	79,244	$3,882,956

		$3,882,956

Total Common Stocks — 101.9% (identified cost $344,674,776)		$914,536,938

Call Options Written — (2.0)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	250	$4,375	4/1/16	$(2,763,750)
NASDAQ 100 Index	170	4,375	4/8/16	(1,980,500)
NASDAQ 100 Index	205	4,425	4/15/16	(1,787,600)
NASDAQ 100 Index	140	4,425	4/22/16	(1,407,000)
S&P 500 Index	765	2,010	4/1/16	(3,805,875)
S&P 500 Index	495	2,025	4/8/16	(1,873,575)
S&P 500 Index	715	2,040	4/15/16	(2,162,875)
S&P 500 Index	620	2,040	4/22/16	(2,176,200)

Total Call Options Written (premiums received $11,678,612)				$(17,957,375)

Other Assets, Less Liabilities — 0.1%				$649,606

Net Assets — 100.0%				$897,229,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Written options activity for the fiscal year to date ended March 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,360	$9,002,545
Options written	10,030	34,194,862
Options terminated in closing purchase transactions	(3,345)	(9,362,909)
Options exercised	(575)	(3,707,350)
Options expired	(6,110)	(18,448,536)

Outstanding, end of period	3,360	$11,678,612

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $17,957,375.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$344,509,463

Gross unrealized appreciation	$570,391,084
Gross unrealized depreciation	(363,609)

Net unrealized appreciation	$570,027,475

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$914,536,938 *	$—	$—	$914,536,938
Total Investments	$914,536,938	$—	$—	$914,536,938

Liability Description
Call Options Written	$(17,957,375)	$—	$—	$(17,957,375)
Total	$(17,957,375)	$—	$—	$(17,957,375)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016